Average Annual Total Returns{- Fidelity Women's Leadership Fund} - 04.30 Fidelity Women's Leadership Fund Retail PRO-03 - Fidelity Women's Leadership Fund	Fidelity Women's Leadership Fund Return Before Taxes Past 1 year	Fidelity Women's Leadership Fund Return Before Taxes Since Inception		Fidelity Women's Leadership Fund After Taxes on Distributions Past 1 year	Fidelity Women's Leadership Fund After Taxes on Distributions Since Inception		Fidelity Women's Leadership Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Women's Leadership Fund After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Since Inception		IXYIK Past 1 year	IXYIK Since Inception
Total	25.30%	20.84%	[1]	25.23%	20.75%	[1]	15.02%	16.09%	[1]	20.89%	19.45%	[1]	18.92%	17.49%	[1]

[1]	(a)From May 1, 2019